Alger AI Enablers & Adopters Shareholder Fees	Oct. 31, 2025 USD ($)
Class Y Shares [Member] | Alger AI Enablers & Adopters | Class Y
Prospectus [Line Items]
Shareholder Fee, Other	$ 0